Additional Information —&thinsp;Condensed Financial Statements of the Parent Company	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Additional Information —&thinsp;Condensed Financial Statements of the Parent Company

25. Additional Information — Condensed Financial Statements of the Parent Company

As mentioned in Note 1, the Company was incorporated in the Cayman Islands in January 2023 and didn’t carry out significant operation activities. CCT is the predecessor of the Company, thus, the Company disclosed combined condensed financial statements of the Company and CCT (collectively refer to the “Parent Company” or “Cheche”) as follows:

The condensed financial information of the Parent Company has been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04, using the same accounting policies as set out in the Group’s consolidated financial statements, except that the Parent Company uses the equity method to account for investments in its subsidiaries, VIE and subsidiaries of VIE.

The subsidiaries did not pay any dividend to the Parent Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Parent Company, as such, these statements are not the general purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Parent Company.

The Parent Company did not have significant capital and other commitments or guarantees as of December 31, 2023 and 2024.

Condensed statements of operations and comprehensive loss:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Operating expenses:
General and administrative expenses	(13,787)	(14,272)	(24,307)
Total operating expense	(13,787)	(14,272)	(24,307)
Other expense
Interest income from VIE	1,692	1,790	2,107
Share of loss of subsidiaries, VIE and subsidiaries of VIE	(77,878)	(149,974)	(45,658)
Others, net	(1,049)	3,024	6,856
Loss before income tax	(91,022)	(159,432)	(61,002)
Income tax expense	-	(158)	(234)
Net loss	(91,022)	(159,590)	(61,236)
Accretions to preferred shares redemption value	(188,271)	(762,169)	-
Net loss attributable to Cheche’s ordinary shareholders	(279,293)	(921,759)	(61,236)
Net loss	(91,022)	(159,590)	(61,236)
Other comprehensive loss:
Foreign currency translation adjustment, net of nil tax	8,207	1,621	4,739
Fair value changes of amounts due to related party due to own credit risk	(476)	(405)	197
Total comprehensive loss	(83,291)	(158,374)	(56,300)
Accretions to preferred shares redemption value	(188,271)	(762,169)	-
Total comprehensive loss to Cheche’s ordinary shareholders	(271,562)	(920,543)	(56,300)

25. Additional Information — Condensed Financial Statements of the Parent Company (Continued)

Condensed balance sheets:

	As of December 31,	As of December 31,
	2023	2024
	RMB	RMB
Current assets:
Cash and cash equivalents	119,033	58,898
Short-term investments	-	32,423
Amount due from the subsidiaries of the Group	1,520	879
Prepayments and other current assets	1,118	4,642
Total current assets	121,671	96,842
Non-current assets:
Other non-current assets	4,149	4,305
Amounts due from the subsidiaries of the Group	638,290	650,302
Total non-current assets	642,439	654,607
TOTAL ASSETS	764,110	751,449
Current liabilities:
Accrued expenses and other current liabilities	11,310	6,468
Warrant	850	-
Deficit in subsidiaries, VIE and subsidiaries of VIE	365,377	383,182
Amounts due to the subsidiaries of the Group	2,972	3,016
Total current liabilities	380,509	392,666
Non-current liabilities:
Warrant	5,419	3,032
Total non-current liabilities	5,419	3,032
Total liabilities	385,928	395,698
Mezzanine equity
Convertible redeemable preferred shares	-	-
Total mezzanine equity:	-	-
Shareholders’ equity:
Ordinary shares *	5	6
Treasury stock*	(1,025)	(1,025)
Additional paid-in capital*	2,491,873	2,525,741
Accumulated deficit	(2,113,821)	(2,175,057)
Accumulated other comprehensive loss	1,150	6,086
Total shareholders’ equity	378,182	355,751
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY	764,110	751,449

*	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).

25. Additional Information — Condensed Financial Statements of the Parent Company (Continued)

Condensed statements of cash flows:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net cash used in operating activities	(6,352)	(20,885)	(26,291)
Cash flows from investing activities
Cash paid for investments in subsidiaries, VIE and subsidiaries of VIE	(172,030)	-	-
Placement of short-term investments	-	-	(161,739)
Cash received from maturities of short-term investments	63,757	-	129,392
Net cash used in investing activities	(108,273)	-	(32,347)
Cash flows from financing activities
Proceeds from PIPE financing – Prime Impact Cayman LLC	-	8,609	-
Proceeds from PIPE financing – World Dynamic Limited	-	93,436	-
Proceeds from PIPE financing – Goldrock Holdings Limited	-	35,863	-
Cash payment for redemption of Series C convertible redeemable preferred shares	(137,202)	-	-
Cash repayments of long-term borrowings to a third party	(11,840)	-	-
Cash payment for settling a dispute with a security holder	-	-	(3,055)
Net cash (used in)/generated from financing activities	(149,042)	137,908	(3,055)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	11,725	1,002	1,558
Net (decrease)/increase in cash and cash equivalents and restricted cash	(251,942)	118,025	(60,135)
Cash and cash equivalents at beginning of the year	252,950	1,008	119,033
Cash and cash equivalents and restricted cash at end of the year	1,008	119,033	58,898

The Parent Company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries, VIE and subsidiaries of VIE.

For the Parent Company only condensed financial information, the Parent Company records its investments in subsidiaries, VIE and subsidiaries of VIE under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed balance sheets as “Investments in subsidiaries, VIE and subsidiaries of VIE” and shares in the subsidiaries, VIE and subsidiaries of VIE’s loss are presented as “Equity in loss of subsidiaries, VIE and subsidiaries of VIE” on the Condensed statements of operations and comprehensive loss. The Parent Company only condensed financial information should be read in conjunction with the Group’s consolidated financial statements. The Parent Company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries, VIE and subsidiaries of VIE.